Receivable due from related party (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Service fee earned as operators of joint venture	$ 4,963	$ 1,892
Services Agreement [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Fee and commission income	6,100
Service fee earned as operators of joint venture	5,000	1,900
Service fee income, gross	6,000	2,500
Withholding taxes incurred	1,000	$ 600
Service fee income earned as operators of joint venture receivable	4,200
Withholding taxes payable	$ 2,300